VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
($ reported in thousands)

	Shares	Value
Common Stocks—99.5%
Communication Services—5.1%
Alphabet, Inc. Class A	80,768	$19,635
Walt Disney Co. (The)	53,293	6,102
		25,737

Consumer Discretionary—2.2%
Home Depot, Inc. (The)	14,250	5,774
Magna International, Inc.	108,434	5,137
		10,911

Consumer Staples—1.3%
Tyson Foods, Inc. Class A	118,429	6,431
Energy—8.2%
Chevron Corp.	58,529	9,089
EOG Resources, Inc.	54,297	6,088
Exxon Mobil Corp.	97,349	10,976
ONEOK, Inc.	53,657	3,915
Ovintiv, Inc.	146,448	5,914
Schlumberger N.V.	151,994	5,224
		41,206

Financials—30.4%
Bank of America Corp.	98,320	5,072
Blackrock, Inc.	8,903	10,380
Cadence Bank	136,208	5,113
Charles Schwab Corp. (The)	104,577	9,984
Citigroup, Inc.	119,136	12,092
Commerce Bancshares, Inc.	157,186	9,393
Community Financial System, Inc.	175,953	10,318
First Financial Bankshares, Inc.	141,229	4,752
Glacier Bancorp, Inc.	209,669	10,205
Home BancShares, Inc.	173,052	4,897
Independent Bank Corp.	72,353	5,005
JPMorgan Chase & Co.	20,402	6,435
Lakeland Financial Corp.	81,406	5,226
Morgan Stanley	32,385	5,148
Old National Bancorp	227,053	4,984
Pinnacle Financial Partners, Inc.	105,146	9,862
PNC Financial Services Group, Inc. (The)	26,116	5,248
Truist Financial Corp.	112,769	5,156
U.S. Bancorp	153,443	7,416
	Shares	Value

Financials—continued
UMB Financial Corp.	43,733	$5,176
Wells Fargo & Co.	123,811	10,378
		152,240

Health Care—14.5%
Abbott Laboratories	32,820	4,396
AbbVie, Inc.	38,522	8,919
Agilent Technologies, Inc.	63,419	8,140
Bristol-Myers Squibb Co.	44,991	2,029
HCA Healthcare, Inc.	16,937	7,219
Johnson & Johnson	30,021	5,566
Pfizer, Inc.	625,767	15,945
Thermo Fisher Scientific, Inc.	20,979	10,175
Universal Health Services, Inc. Class B	27,441	5,610
Zoetis, Inc. Class A	32,949	4,821
		72,820

Industrials—11.1%
C.H. Robinson Worldwide, Inc.	50,188	6,645
Flowserve Corp.	90,844	4,828
Genpact Ltd.	94,851	3,973
MonotaRO Co., Ltd. Unsponsored ADR	255,490	3,702
Oshkosh Corp.	39,718	5,152
RB Global, Inc.	42,736	4,631
Southwest Airlines Co.	81,112	2,588
Stanley Black & Decker, Inc.	198,362	14,744
Union Pacific Corp.	21,755	5,142
United Parcel Service, Inc. Class B	49,555	4,139
		55,544

Information Technology—5.9%
Intuit, Inc.	13,377	9,135
Marvell Technology, Inc.	68,562	5,764
Microsoft Corp.	10,622	5,502
Salesforce, Inc.	38,738	9,181
		29,582

Materials—3.3%
Ball Corp.	125,953	6,351
LyondellBasell Industries N.V. Class A	68,403	3,354
	Shares	Value

Materials—continued
Pan American Silver Corp.	177,642	$6,880
		16,585

Real Estate—10.9%
Alexandria Real Estate Equities, Inc.	239,972	19,999
Equinix, Inc.	5,589	4,378
Invitation Homes, Inc.	149,929	4,397
Prologis, Inc.	177,339	20,309
Rexford Industrial Realty, Inc.	138,225	5,682
		54,765

Utilities—6.6%
AES Corp. (The)	382,401	5,032
Eversource Energy	145,726	10,367
NextEra Energy, Inc.	233,206	17,605
		33,004

Total Common Stocks (Identified Cost $437,805)		498,825

Total Long-Term Investments—99.5% (Identified Cost $437,805)		498,825

TOTAL INVESTMENTS—99.5% (Identified Cost $437,805)		$498,825
Other assets and liabilities, net—0.5%		2,735
NET ASSETS—100.0%		$501,560

Abbreviation:
ADR	American Depositary Receipt

Country Weightings†
United States	93%
Canada	3
Curaçao	1
Bermuda	1
Japan	1
Netherlands	1
Total	100%
† % of total investments as of September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
September 30, 2025
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of September 30, 2025, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at September 30, 2025	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$498,825	$498,825
Total Investments	$498,825	$498,825
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at September 30, 2025.
There were no transfers into or out of Level 3 related to securities held at September 30, 2025.
See Notes to Schedule of Investments

VIRTUS NFJ Dividend Value Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
September 30, 2025
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.